PENSIONS - Movements in the defined benefit obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in net defined benefit liability (asset) [abstract]
At beginning	$ 31.8	$ 51.9	$ 79.0
Current service cost	3.0	3.1	4.6
Past service cost and gains and losses on settlements	(0.2)	(0.4)	(2.5)
Administration cost paid from plan assets	0.0	0.0	0.0
Interest expense/(income)	0.9	0.4	0.9
Cost recognized in the consolidated statement of loss	3.6	3.1	3.0
Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	(11.3)	39.9	(5.9)
(Gain)/loss from change in demographic assumptions	(0.2)	0.0	0.5
(Gain)/loss from change in financial assumptions	5.1	(49.8)	(7.8)
Experience (gains)/losses	2.8	(1.3)	(1.8)
Remeasurements effects recognized in OCI	(3.6)	(11.1)	(18.0)
Contributions:
Employers	(6.4)	(7.5)	(9.6)
Employees	0.0	0.0	0.0
Benefits paid from plan assets	(2.5)	(1.4)	(1.1)
Other changes	1.2	(0.1)	(3.0)
Exchange rate differences	(0.2)	(3.2)	(1.4)
At ending	23.9	31.8	51.9
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
At beginning	168.4	231.1	251.4
Current service cost	3.0	3.1	4.6
Past service cost and gains and losses on settlements	(0.2)	(0.4)	(2.5)
Administration cost paid from plan assets	(0.3)	(0.4)	(0.6)
Interest expense/(income)	7.8	4.8	4.7
Cost recognized in the consolidated statement of loss	10.3	7.0	6.3
Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)		0.0	0.0
(Gain)/loss from change in demographic assumptions	(0.2)	0.0	0.5
(Gain)/loss from change in financial assumptions	5.1	(49.8)	(7.8)
Experience (gains)/losses	3.9	(1.3)	(1.8)
Remeasurements effects recognized in OCI	8.8	(51.0)	(12.2)
Contributions:
Employers	(0.3)	0.1	(1.9)
Employees	0.4	0.3	0.4
Benefits paid from plan assets	(10.0)	(10.3)	(10.3)
Other changes	2.0	(2.2)	(3.0)
Exchange rate differences	1.7	(6.6)	(2.7)
At ending	181.2	168.4	231.1
Plan assets
Changes in net defined benefit liability (asset) [abstract]
At beginning	(136.6)	(179.1)	(172.4)
Current service cost		0.0	0.0
Past service cost and gains and losses on settlements		0.0	0.0
Administration cost paid from plan assets	0.3	0.4	0.6
Interest expense/(income)	(6.9)	(4.4)	(3.8)
Cost recognized in the consolidated statement of loss	(6.6)	(3.9)	(3.3)
Remeasurements:
Return on plan assets, excluding amounts included in interest expenses/(income)	(11.3)	39.9	(5.9)
(Gain)/loss from change in demographic assumptions		0.0	0.0
(Gain)/loss from change in financial assumptions		0.0	0.0
Experience (gains)/losses	(1.1)	0.0	0.0
Remeasurements effects recognized in OCI	(12.4)	39.9	(5.9)
Contributions:
Employers	(6.1)	(7.6)	(7.7)
Employees	(0.4)	(0.3)	(0.4)
Benefits paid from plan assets	7.5	8.9	9.2
Other changes	(0.8)	2.1	0.0
Exchange rate differences	(1.9)	3.4	1.3
At ending	$ (157.3)	$ (136.6)	$ (179.1)